Debt - Lines of Credit (Details) - Ameriprise Financial - Revolving line of credit borrowing arrangement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RiverSource Life Insurance Company
Debt
Outstanding borrowings, maximum percentage of statutory admitted assets	3.00%
Prepayment penalty	$ 0
Amounts outstanding, line of credit	$ 0	$ 0
Subsidiaries | RiverSource Life of NY
Debt
Outstanding borrowings, maximum percentage of statutory admitted assets	3.00%
Maximum borrowing capacity	$ 25
Prepayment penalty	0
Amounts outstanding, line of credit	0	0
Subsidiaries | RTA
Debt
Maximum borrowing capacity	100
Prepayment penalty	0
Amounts outstanding, line of credit	$ 0	$ 0